Leases - Leased and Subleased Facilities to Third-Party Operators - Additional Information (Details) $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 27, 2020 USD ($)	Feb. 28, 2019	Jan. 28, 2019 USD ($)	Nov. 30, 2018 USD ($) Facility	Feb. 28, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 26, 2020 USD ($)	Jun. 27, 2018 bed
Other Revenues
Operating Leased Assets [Line Items]
Patient care, management fees and other revenues						$ 62	$ 7	$ 253	$ 96
Aspire
Operating Leased Assets [Line Items]
Number of subleased facilities | Facility				5
Operating lease indemnification liability				$ 8,000		$ 8,000
Symmetry Health Care
Operating Leased Assets [Line Items]
Lease agreement expiration year						2030
Monthly rent payments						$ 100	$ 100
Rent arrears payable			$ 800
Rent arrears including finance fees			$ 60
Symmetry Health Care | Other Revenues
Operating Leased Assets [Line Items]
Patient care, management fees and other revenues					$ 50				$ 10
Symmetry Health Care | Mountain Trace Facility
Operating Leased Assets [Line Items]
Number of beds in skilled nursing facility | bed											106
Symmetry Health Care | Sumter Facility
Operating Leased Assets [Line Items]
Number of beds in skilled nursing facility | bed											96
Symmetry Health Care | Georgetown Facility
Operating Leased Assets [Line Items]
Number of beds in skilled nursing facility | bed											84
Vero Health Lease
Operating Leased Assets [Line Items]
Lease start date		Mar. 01, 2019
Peach Health Care | Variable Interest Entity, Not Primary Beneficiary | Peach Health Sublessee
Operating Leased Assets [Line Items]
Long-term LOC	$ 1,300					$ 400		$ 400		$ 500
Proceeds from line of credit	450
Non-cash settlement of bed taxes	$ 350
LOC fixed interest rate	8.00%									16.50%
Debt instrument, frequency of periodic payment	60 equal monthly installments